Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO (1) (2) ($)	Compensation Actually Paid to PEO (1) (2) ($)	Average Summary Compensation Table Total for Other NEOs (1) (2) ($)	Average Compensation Actually Paid to Other NEOs (1) (2) ($)	FAST Total Shareholder Return (3) ($)	Peer Group Total Shareholder Return (3) (4)	Net Income (5) ($ in millions)	Company-Wide Pre-Tax Earnings (6) ($ in millions)
2023	3,115,507	5,360,613	1,449,743	1,757,205	196	218	1,155.0	1,522.0
2022	5,439,610	3,307,940	2,408,942	1,793,142	138	147	1,086.9	1,440.0
2021	2,423,614	5,572,876	1,358,039	2,295,107	183	169	925.0	1,207.8
2020	2,539,150	5,321,725	1,316,849	2,067,665	137	126	859.1	1,132.7

Company Selected Measure Name	company-wide pre-tax earnings
Named Executive Officers, Footnote	Our PEO and Other NEOs for each reported fiscal year were:

Fiscal Year	PEO	Other NEOs
2023	Daniel L. Florness	Holden Lewis, Charles S. Miller, Jeffery M. Watts, John L. Soderberg, and Terry M. Owen (i)
2022	Daniel L. Florness	Holden Lewis, Terry M. Owen, Charles S. Miller, and Reyne K. Wisecup
2021	Daniel L. Florness	Holden Lewis, Jeffery M. Watts, Terry M. Owen, and William J. Drazkowski
2020	Daniel L. Florness	Holden Lewis, Terry M. Owen, Jeffery M. Watts, and Reyne K. Wisecup

(i) Mr. Owen resigned on October 31, 2023.

Changed Peer Group, Footnote	Our peer group used for the TSR calculation is the Dow Jones US Industrial Suppliers Index, which is the industry index used to show our performance in our Form 10-K. In our pay versus performance disclosures for 2022, we used the S&P 500. Pursuant to SEC guidance, we have changed the index used for our peer group. A comparison of our TSR, the S&P 500 TSR, and the Dow Jones US Industrial Suppliers Index TSR is below:

TSR	FAST ($)	S&P 500 ($)	Dow Jones US Industrial Suppliers Index ($)
2023	196	158	218
2022	138	125	147
2021	183	152	169
2020	137	118	126

PEO Total Compensation Amount	$ 3,115,507	$ 5,439,610	$ 2,423,614	$ 2,539,150
PEO Actually Paid Compensation Amount	$ 5,360,613	3,307,940	5,572,876	5,321,725
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table (SCT) totals to determine 'compensation actually paid' (CAP) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The PEO and NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments from the SCT total compensation to determine CAP in 2023:

Adjustments	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	3,115,507	1,449,743
Adjustments for Stock and Option Awards
Subtract SCT amounts of stock and option awards	(847,284)	(289,652)
Add fair value as of the year-end of awards granted during 2023 that are outstanding and unvested at the end of 2023	1,691,588	433,290
Plus (Minus) change in fair value of awards between the end of 2022 and the end of 2023 for awards granted in any prior fiscal year that are outstanding and unvested at the end of 2023	1,393,590	269,996
Add vesting date fair value of awards granted and vesting during 2023	—	—
Plus (Minus) change in fair value from the end of 2022 to the vesting date of awards granted in any prior fiscal year which met all vesting conditions during 2023	7,212	4,134
Subtract fair value at end of 2022 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2023	—	(110,306)
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in the SCT for the covered year	—	—
Compensation Actually Paid (as calculated)	5,360,613	1,757,205

Non-PEO NEO Average Total Compensation Amount	$ 1,449,743	2,408,942	1,358,039	1,316,849
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,757,205	1,793,142	2,295,107	2,067,665
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table (SCT) totals to determine 'compensation actually paid' (CAP) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The PEO and NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments from the SCT total compensation to determine CAP in 2023:

Adjustments	PEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	3,115,507	1,449,743
Adjustments for Stock and Option Awards
Subtract SCT amounts of stock and option awards	(847,284)	(289,652)
Add fair value as of the year-end of awards granted during 2023 that are outstanding and unvested at the end of 2023	1,691,588	433,290
Plus (Minus) change in fair value of awards between the end of 2022 and the end of 2023 for awards granted in any prior fiscal year that are outstanding and unvested at the end of 2023	1,393,590	269,996
Add vesting date fair value of awards granted and vesting during 2023	—	—
Plus (Minus) change in fair value from the end of 2022 to the vesting date of awards granted in any prior fiscal year which met all vesting conditions during 2023	7,212	4,134
Subtract fair value at end of 2022 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2023	—	(110,306)
Add dividends or other earnings paid on stock or option awards in 2023 prior to vesting if not otherwise included in the SCT for the covered year	—	—
Compensation Actually Paid (as calculated)	5,360,613	1,757,205

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus Company and Peer Group TSR (1)
	(1) TSR in the above chart, in the case of both us and our peer group, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
Compensation Actually Paid vs. Net Income	CAP Versus Net Income and Company-Wide Pre-Tax Earnings
Compensation Actually Paid vs. Company Selected Measure	CAP Versus Net Income and Company-Wide Pre-Tax Earnings
Tabular List, Table
The following table lists the most important financial performance measures we used to link CAP to the NEOs for fiscal 2023 to our performance:

PEO	CFO	Other NEOs
Company-wide pre-tax earnings	Company-wide pre-tax earnings	Company-wide pre-tax earnings
Working capital management	Company-wide net income	Working capital management
Working capital management

Total Shareholder Return Amount	$ 196	138	183	137
Peer Group Total Shareholder Return Amount	218	147	169	126
Net Income (Loss)	$ 1,155,000,000	$ 1,086,900,000	$ 925,000,000.0	$ 859,100,000
Company Selected Measure Amount	1,522,000,000	1,440,000,000	1,207,800,000	1,132,700,000
PEO Name	Daniel L. Florness	Daniel L. Florness	Daniel L. Florness	Daniel L. Florness
Peer Group Total Shareholder Return Amount, Prior	$ 158	$ 125	$ 152	$ 118
Measure:: 4
Pay vs Performance Disclosure
Other Performance Measure, Amount	100
Non-GAAP Measure Description	Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of the fiscal 2019) through and including the end of each fiscal year reported in the table.
Measure:: 5
Pay vs Performance Disclosure
Non-GAAP Measure Description	The "net earnings" line item in our consolidated statements of earnings is equal to both "net income" and "company-wide net income," and is calculated in conformity with U.S. GAAP.
Measure:: 6
Pay vs Performance Disclosure
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2023 to our company's performance, is company-wide pre-tax earnings. The "earnings before income taxes" line item in our consolidated statements of earnings is equal to "company-wide pre-tax earnings" and is calculated in conformity with U.S. GAAP.
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide pre-tax earnings
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Working capital management
PEO | Equity Awards, Subtract SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (847,284)
PEO | Equity Awards, Add fair value as of the year-end of awards granted during fiscal year that are outstanding and unvested at the end of fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,691,588
PEO | Equity Awards, Plus (Minus) change in fair value of awards between the end of 2022 and the end of 2023 for awards granted in any prior fiscal year that are outstanding and unvested at the end of 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,393,590
PEO | Equity Awards, Add vesting date fair value of awards granted and vesting during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards, Plus (Minus) change in fair value from the end of 2022 to the vesting date of awards granted in any prior fiscal year which met all vesting conditions during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,212
PEO | Equity Awards, Subtract fair value at end of 2022 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards, Add dividends or other earnings paid on stock or option awards in fiscal year prior to vesting if not otherwise included in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide pre-tax earnings
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Working capital management
Non-PEO NEO | Equity Awards, Subtract SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (289,652)
Non-PEO NEO | Equity Awards, Add fair value as of the year-end of awards granted during fiscal year that are outstanding and unvested at the end of fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	433,290
Non-PEO NEO | Equity Awards, Plus (Minus) change in fair value of awards between the end of 2022 and the end of 2023 for awards granted in any prior fiscal year that are outstanding and unvested at the end of 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	269,996
Non-PEO NEO | Equity Awards, Add vesting date fair value of awards granted and vesting during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards, Plus (Minus) change in fair value from the end of 2022 to the vesting date of awards granted in any prior fiscal year which met all vesting conditions during 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,134
Non-PEO NEO | Equity Awards, Subtract fair value at end of 2022 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,306)
Non-PEO NEO | Equity Awards, Add dividends or other earnings paid on stock or option awards in fiscal year prior to vesting if not otherwise included in the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
CFO [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Company-wide pre-tax earnings
CFO [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Working capital management
CFO [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Company-wide net income